Subsequent Events (Details Narrative)	9 Months Ended
Mar. 31, 2019
Subsequent Event [Member] | ADC Termination Agreement [Member] | On April 1, 2019 [Member]
Term of agreement description	Under the ADC Agreement, (1) a joint venture entity Apex Data Center Inc. was incorporated to pursue the data mining operations in the state of Washington, (2) the Company was obligated to contribute the sum of $2.0 million cash in exchange for 80% of ADC’s shares of common stock to be issued, and (3) Puxin was obligated to contribute properties and services in kind (equipment, labor, professional services, etc.) for its 20% ownership in ADC.